Receivables	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 4 - Receivables	Receivables consist principally of amounts due from customer credit card transactions. We had $41,275 and $0 receivables as of June 30, 2015 and December 31, 2014.